Segment Information - Schedule of Long-lived Assets and Net Sales By Geography (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2016	Jun. 24, 2016	Mar. 25, 2016	Dec. 25, 2015	Sep. 25, 2015	Jun. 26, 2015	Mar. 27, 2015	Dec. 26, 2014	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 209,936				$ 238,216				$ 209,936	$ 238,216	$ 270,630
Net sales	416,239	$ 395,724	$ 353,046	$ 358,375	437,814	$ 432,367	$ 432,586	$ 426,401	1,523,384	1,729,168	1,702,838
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	204,640				232,566				204,640	232,566	263,750
Net sales									1,395,750	1,604,788	1,570,788
Other Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	175				132				175	132	194
Net sales									40,573	42,136	43,323
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,295				1,036				1,295	1,036	1,417
Net sales									40,246	38,621	38,422
Asia-Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 3,826				$ 4,482				3,826	4,482	5,269
Net sales									$ 46,815	$ 43,623	$ 50,305